Taxation - Analysis of movements in net deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Analysis of movements in net deferred tax balance
Beginning balance	€ 18,569
Foreign exchange movements	(59)
Credited the income statement	425	€ (217)
Charged directly to OCI	304
Charged directly to equity	(6)		€ 2
Impact of hyperinflation accounting	191
Arising on acquisition and disposals	111
Ending balance	€ 18,545	€ 18,569